INTANGIBLE FIXED ASSETS NON-CURRENT	12 Months Ended
Dec. 31, 2024
INTANGIBLE FIXED ASSETS NON-CURRENT
INTANGIBLE FIXED ASSETS NON-CURRENT

18.INTANGIBLE FIXED ASSETS NON-CURRENT

		Digital	2024
	Goodwill	assets	Total
Group	$’000	$’000	$’000
Cost
At 1 January 2024	112	5,329	5,441
Foreign Exchange Movements	—	(60)	(60)
Disposals	(77)	(130)	(207)
At 31 December 2024	35	5,139	5,174

Amortisation and impairment
At 1 January 2024	—	4,553	4,553
Foreign exchange movement	—	(28)	(28)
Impairment	—	473	473
At 31 December 2024	—	4,998	4,998
Balance At 31 December 2024	35	141	176

		Digital		2023
	Goodwill	assets	Website	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2023	96	5,722	873	6,691

Foreign Exchange Movements	16	334	19	369
Disposals	—	(727)	—	(727)
At 31 December 2023	112	5,329	892	6,333

Amortisation and impairment
At 1 January 2023	—	3,809	779	4,588
Foreign exchange movement	—	90	1	91
Fair value movement	—	654	—	654
Amortisation charged during the period	—	—	112	112
At 31 December 2023	—	4,553	892	5,445
Balance At 31 December 2023	112	776	—	888

Digital assets are cryptocurrencies not mined by the Group. The Group held crypto assets during the year, which are recorded at cost on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, impairment of the intangible assets and any increase in fair value are recorded in the fair value reserve.

The digital assets held below are held in Argo Labs (a division of the Group) as discussed above. The assets are all held in secure custodian wallets controlled by the Group team and not by individuals within the Argo Labs team. The assets detailed below are all accessible and liquid in nature.

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	182	1
Ethereum – ETH	211	1
USDC (stable coin – fixed to USD)	31,710	32
Other tokens, NFTs and other digital assets	N/A	107
As at 31 December 2024	—	141

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	16,554	135
Ethereum – ETH	4	10
USDC (stable coin – fixed to USD)	31,713	55
Other tokens, NFTs and other digital assets	N/A	576
As at 31 December 2023	—	776